Financial instruments and risk management - Summary of financial instruments carried at fair value (Parenthetical) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Provisionally priced receivables recognised relating to sales contracts	$ 1,040,000,000	$ 889,000,000
Aluminium embedded derivatives separated from the power contract [Member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Long-term embedded derivatives expiry term	Level 3 derivatives consist of derivatives embedded in electricity purchase contracts linked to the LME with terms expiring between 2025 and 2030 (2017: 2018 and 2030).
Long-term embedded derivatives with fair value	$ 120,000,000	338,000,000
Aluminium forward contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Range of market price	In valuing these derivatives, aluminium prices are flatlined beyond the market forward curve and increased by projected inflation up to the date of expiry of each contract. Future market premiums are estimated based on historical trends. The range of market prices are US$2,426 per metric tonne in 2029 to US$2,507 in 2030 (2017: US$2,679 per metric tonne in 2028 to US$2,848 in 2030).
Aluminium forward contracts [Member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Fair value of derivative commodity price per metric tonne		2,426
Aluminium forward contracts [Member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Fair value of derivative commodity price per metric tonne		$ 2,507